24 Contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	R$ 1,151,087	R$ 1,151,524
Corporate claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	126,057	118,485
Civil claims and other [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	52,229	45,514
Tax claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	318,267	307,760
Tax claims [member] | IR and CSL [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	57,662	22,284
Tax claims [member] | PIS and COFINS [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	226,742	196,356
Tax claims [member] | ICMS - interstate purchases [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	14,104	70,645
Tax claims [member] | Other tax claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	19,759	18,475
Business combination [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	374,468	364,328
Business combination [member] | IR and CSL [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	3,680	3,581
Business combination [member] | PIS and COFINS [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	65,041	63,291
Business combination [member] | ICMS - interstate purchases [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	305,747	297,456
Labor claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	R$ 280,066	R$ 315,437